COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases which do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,230, $1,301 and $1,258 for the years ended March 31, 2011, 2012 and 2013, respectively.

As of March 31, 2013, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2014	990
2015	12
1,002

(b)	The Group had a total commitment of $54 and $48 for receiving consulting services as of March 31, 2012 and 2013. The commitment as of March 31, 2013 is expected to be disbursed during the year ending March 31, 2014.

(c)	The BFDC Agreements in Long Hua were extended to March 31, 2016 in fiscal year 2008. Pursuant to the BFDC Agreements, the Group is not subject to certain rules and regulations that would be imposed on entities which are considered under China law to be doing business in China by utilizing other business structures such as joint ventures or wholly owned subsidiaries organized in China. Should there be any adverse change in the Group's dealings with the BFDC or should the local or federal government change the rules under which the Group currently operates, all of the Group's operations and assets could be jeopardized.

In addition, transactions between the Group and the BFDC are on terms different in certain respects from those contained in the BFDC Agreements. There can be no assurance that the BFDC will not insist upon a change in the current practices so as to require adherence to the terms of the BFDC Agreements, which the Group considers less favorable to it than the practices currently in effect, or that the Group or BFDC may not be required to do so by the Ministry of Foreign Trade and Economic Co-operation of China and other relevant authorities. There can also be no assurances that the Group will be able to negotiate extensions and further supplements to any of the BFDC Agreements or that the Group will be able to continue its operations in China. If the Group were required to adhere to the terms of the BFDC Agreements, the Group's business and results of operations could be materially and adversely affected.

However, as part of the reorganization that took place in April 2012, the Group had transformed and transferred the manufacturing operations of Nissin HK to Nissin Shenzhen in November 2012 and it is currently terminating the principal BFDC Agreement of Nissin HK has been terminated, even though that Agreement was scheduled to expire in 2016. Hi-lite will continue to operate in accordance with its BFDC Agreement until its BFDC Agreement is terminated by the local government authorities.